BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE

NOTE – 3 BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE

The Company has disaggregated its revenue from contracts with customers into categories based on the nature of the revenue in the following table:

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Revenue
On-Highway Business	24,511	25,837	26,900
Off-Highway Business	29,330	31,315	32,621
Engineering Services	4,584	5,589	3,172

	58,425	62,741	62,693

Cost of revenue
On-Highway Business	18,867	20,247	21,349
Off-Highway Business	24,446	26,436	26,731
Engineering Services	3,891	3,756	2,617

	47,204	50,439	50,697

Gross profit
On-Highway Business	5,644	5,589	5,551
Off-Highway Business	4,884	4,879	5,890
Engineering Services	693	1,834	555

	11,221	12,302	11,996

Selling and distribution
On-Highway Business	581	662	593
Off-Highway Business	501	970	830
Engineering Services	85	55	25

	1,167	1,687	1,448

General and administrative
On-Highway Business	4,391	4,526	3,840
Off-Highway Business	4,176	3,983	3,118
Engineering Services	1,538	857	735

	10,105	9,366	7,693

(Loss) profit from operations
On-Highway Business	672	774	1,118
Off-Highway Business	207	(447)	1,942
Engineering Services	(930)	922	(205)

(Loss) profit from operations	(51)	1,249	2,855

Other expense
On-Highway Business	251	46	258
Off-Highway Business	669	622	362
Engineering Services	82	80	90

	1,002	748	710

Segment (loss) profit
On-Highway Business	421	728	860
Off-Highway Business	(462)	(1,069)	1,580
Engineering Services	(1,012)	842	(295)

Segment (loss) profit	(1,053)	501	2,145

Segment assets
On-Highway Business	14,942	14,847	15,254
Off-Highway Business	19,470	25,380	23,778
Engineering Services	7,006	5,548	5,129

Segment assets	41,418	45,775	44,161

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have three (3) reporting business segments. Sales are based on the countries in which the customer is located.